Pension and Other Postretirement Benefits, Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic benefit cost [Abstract]
Operating Income (Loss)	$ 268	$ 232	$ 294	$ 237	$ 283	$ 211	$ 220	$ 244	$ 1,031	$ 958	$ 812
Pension Plans [Member]
Components of net periodic benefit cost [Abstract]
Service cost									97	94	112
Interest cost									142	135	149
Expected return on plan assets									(197)	(186)	(194)
Amortization of prior service cost (credits)									1	0	1
Amortization of net loss (gains)									61	52	68
Curtailment loss and special termination benefits									6	2	3
Net periodic benefit cost									110	97	139
Postretirement Benefit Plans [Member]
Components of net periodic benefit cost [Abstract]
Service cost									2	2	3
Interest cost									5	6	7
Expected return on plan assets									(4)	(4)	(5)
Amortization of prior service cost (credits)									(1)	(2)	(2)
Amortization of net loss (gains)									(2)	(2)	0
Curtailment loss and special termination benefits									0	0	0
Net periodic benefit cost									0	0	3
Adjustment [Member]
Components of net periodic benefit cost [Abstract]
Operating Income (Loss)									11	1	27
Adjustment [Member] | Pension Plans [Member]
Components of net periodic benefit cost [Abstract]
Expected return on plan assets									$ 15	$ 14	$ 11